Annual Fund Operating Expenses	Dec. 31, 2025
Calvert Emerging Markets Focused Growth Fund | Calvert Emerging Markets Focused Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Calvert Emerging Markets Focused Growth Fund | Calvert Emerging Markets Focused Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	3.13%
Expenses (as a percentage of Assets)	4.25%
Fee Waiver or Reimbursement	(3.01%)	[1]
Net Expenses (as a percentage of Assets)	1.24%
Calvert Emerging Markets Focused Growth Fund | Calvert Emerging Markets Focused Growth Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	3.13%
Expenses (as a percentage of Assets)	5.00%
Fee Waiver or Reimbursement	(3.01%)	[1]
Net Expenses (as a percentage of Assets)	1.99%
Calvert Emerging Markets Focused Growth Fund | Calvert Emerging Markets Focused Growth Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	3.13%
Expenses (as a percentage of Assets)	4.00%
Fee Waiver or Reimbursement	(3.01%)	[1]
Net Expenses (as a percentage of Assets)	0.99%
Calvert Emerging Markets Focused Growth Fund | Calvert Emerging Markets Focused Growth Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	3.13%
Expenses (as a percentage of Assets)	4.00%
Fee Waiver or Reimbursement	(3.01%)	[1]
Net Expenses (as a percentage of Assets)	0.99%
Calvert Flexible Bond Fund - Classes A,C,I & R6 | Calvert Flexible Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Calvert Flexible Bond Fund - Classes A,C,I & R6 | Calvert Flexible Bond Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.02%	[2],[3]
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.01%)	[4]
Net Expenses (as a percentage of Assets)	0.88%
Calvert Flexible Bond Fund - Classes A,C,I & R6 | Calvert Flexible Bond Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.02%	[2],[3]
Expenses (as a percentage of Assets)	1.64%
Fee Waiver or Reimbursement	(0.01%)	[4]
Net Expenses (as a percentage of Assets)	1.63%
Calvert Flexible Bond Fund - Classes A,C,I & R6 | Calvert Flexible Bond Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.02%	[2],[3]
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.01%)	[4]
Net Expenses (as a percentage of Assets)	0.63%
Calvert Flexible Bond Fund - Classes A,C,I & R6 | Calvert Flexible Bond Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.02%	[2],[3]
Expenses (as a percentage of Assets)	0.54%
Fee Waiver or Reimbursement	(0.01%)	[4]
Net Expenses (as a percentage of Assets)	0.53%
Calvert Responsible Municipal Income Fund - Classes A, C and I | Calvert Responsible Municipal Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Calvert Responsible Municipal Income Fund - Classes A, C and I | Calvert Responsible Municipal Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.15%)	[5]
Net Expenses (as a percentage of Assets)	0.75%
Calvert Responsible Municipal Income Fund - Classes A, C and I | Calvert Responsible Municipal Income Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.65%
Fee Waiver or Reimbursement	(0.15%)	[5]
Net Expenses (as a percentage of Assets)	1.50%
Calvert Responsible Municipal Income Fund - Classes A, C and I | Calvert Responsible Municipal Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.15%)	[5]
Net Expenses (as a percentage of Assets)	0.50%
Eaton Vance Calvert Small/Mid-Cap Fund - Classes A, C and I | Calvert Small/Mid-Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 15, 2028
Eaton Vance Calvert Small/Mid-Cap Fund - Classes A, C and I | Calvert Small/Mid-Cap Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%	[6],[7]
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.03%)	[8]
Net Expenses (as a percentage of Assets)	1.14%
Eaton Vance Calvert Small/Mid-Cap Fund - Classes A, C and I | Calvert Small/Mid-Cap Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.29%	[6],[7]
Expenses (as a percentage of Assets)	1.92%
Fee Waiver or Reimbursement	(0.03%)	[8]
Net Expenses (as a percentage of Assets)	1.89%
Eaton Vance Calvert Small/Mid-Cap Fund - Classes A, C and I | Calvert Small/Mid-Cap Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%	[6],[7]
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	(0.03%)	[8]
Net Expenses (as a percentage of Assets)	0.89%

[1]
1	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.24% for Class A shares, 1.99% for Class C shares, 0.99% for Class I shares and 0.99% for Class R6 shares. This expense reimbursement will continue through May 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

[2]
1	Includes interest expense of 0.01% of average daily net assets.

[3]
2	Reflects the Fund’s allocable share of the advisory fees and other expenses of an affiliated acquired fund in which it invests.

[4]
3	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.93% for Class A shares, 1.68% for Class C shares, 0.68% for Class I shares and 0.65% for Class R6 shares. This expense reimbursement will continue through May 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. CRM has also agreed to waive its investment advisory fee on the portion of Fund assets allocated to an affiliated acquired fund. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

[5]
1	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.75% for Class A shares, 1.50% for Class C shares and 0.50% for Class I shares. This expense reimbursement will continue through May 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser, administrator and sub-adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

[6]
1	Includes less than 0.005% of interest expense incurred as a result of the Fund’s use of the revolving line of credit facility.

[7]
2	Other expenses have been adjusted to reflect the Fund’s ratios as if the Calvert Mid-Cap merger had occurred prior to the Fund’s most recent fiscal year.

[8]
3	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.14% for Class A shares, 1.89% for Class C shares and 0.89% for Class I shares. This expense reimbursement will remain in effect through September 15, 2028. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.